Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	STANDARD MOTOR PRODUCTS, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-04743
Entity Tax Identification Number	11-1362020
Entity Address, Address Line One	37-18 Northern Boulevard
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	718
Local Phone Number	392-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000093389
Title of 12(b) Security	Common Stock, par value $2.00 per share
Trading Symbol	SMP
Security Exchange Name	NYSE